Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,000.00
Previously Paid Amount	0.00
Total Fee Amount	26.10
Total Offset Amount	0.00
Net Fee	26.10
Narrative - Max Aggregate Offering Price	$ 189,000.00
Final Prospectus	true